Loss on disposals and contingent consideration (Tables)	6 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Loss on Disposals and Contingent Consideration

(In $ millions)	Six Months Ended June 30,
	2018	2017
Loss on disposals
Loss on disposal of West Triton to Shelf Drilling	—	(34)
Loss on disposal of West Resolute to Shelf Drilling	—	(61)
Loss on disposal of West Mischief to Shelf Drilling	—	(71)

Total loss on disposals	—	(166)

Contingent Consideration realized
West Polaris earn out realized	—	4
West Vela earn out realized	7	7

Total contingent consideration recognized	7	11